UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5018

Smith Barney Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

c/o Citigroup Asset Management

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: July 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY INVESTMENT SERIES

SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

SMITH BARNEY DIVIDEND STRATEGY PORTFOLIO

SMITH BARNEY GROWTH AND INCOME PORTFOLIO

SB GOVERNMENT PORTFOLIO

FORM N-Q

JULY 31, 2005

SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 101.0%
CONSUMER DISCRETIONARY - 26.4%
Diversified Consumer Services - 1.4%
8,400	Laureate Education Inc. *	$380,520
29,000	ServiceMaster Co.	398,460

		778,980

Hotels, Restaurants & Leisure - 4.8%
10,700	Brinker International Inc. *	437,630
8,600	GTECH Holdings Corp.	257,656
23,000	La Quinta Corp., Paired *	207,000
20,850	Shuffle Master Inc. *	559,405
11,300	Station Casinos Inc.	829,985
13,900	WMS Industries Inc. *	453,001

		2,744,677

Household Durables - 2.6%
11,800	Ethan Allen Interiors Inc.	389,400
19,050	Jarden Corp. *	730,758
3,600	Ryland Group Inc.	290,880
2,500	Yankee Candle Co. Inc.	75,750

		1,486,788

Internet & Catalog Retail - 5.2%
32,800	Amazon.com Inc. *	1,481,576
30,000	eBay Inc. *	1,253,400
14,300	GSI Commerce Inc. *	267,553

		3,002,529

Leisure Equipment & Products - 0.4%
10,650	Marvel Enterprises Inc. *	206,504

Media - 2.9%
3,320	DreamWorks Animation SKG Inc., Class A Shares *	78,186
13,500	Harte-Hanks Inc.	367,200
71,700	Time Warner Inc.	1,220,334

		1,665,720

Specialty Retail - 9.1%
5,300	Aeropostale Inc. *	158,205
31,080	Bed Bath & Beyond Inc. *	1,426,572
23,000	Chico’s FAS Inc. *	922,530
11,200	Dick’s Sporting Goods Inc. *	444,864
3,100	Guitar Center Inc. *	200,244
32,000	Home Depot Inc.	1,392,320
9,100	Sherwin-Williams Co.	433,251
6,100	Williams-Sonoma Inc. *	269,376

		5,247,362

	TOTAL CONSUMER DISCRETIONARY	15,132,560

CONSUMER STAPLES - 7.7%
Beverages - 2.5%
28,600	Coca-Cola Co.	1,251,536
2,600	Molson Coors Brewing Co., Class B Shares	163,020

		1,414,556

Food & Staples Retailing - 0.7%
19,700	Albertson’s Inc.	419,807

Food Products - 2.6%
14,000	Hormel Foods Corp.	414,540
14,700	Wm. Wrigley Jr. Co.	1,045,758

		1,460,298

See Notes to Schedule of Investments.

SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
CONSUMER STAPLES (continued)
Personal Products - 1.9%
20,700	Gillette Co.	$1,110,969

	TOTAL CONSUMER STAPLES	4,405,630

ENERGY - 5.0%
Energy Equipment & Services - 2.6%
7,400	Cal Dive International Inc. *	438,228
16,600	FMC Technologies Inc. *	601,750
3,650	Nabors Industries Ltd. *	238,893
3,500	Smith International Inc.	237,790

		1,516,661

Oil, Gas & Consumable Fuels - 2.4%
5,000	Arch Coal Inc.	284,600
5,800	Murphy Oil Corp.	307,632
10,000	Newfield Exploration Co. *	424,900
9,000	Whiting Petroleum Corp. *	359,550

		1,376,682

	TOTAL ENERGY	2,893,343

FINANCIALS - 12.0%
Capital Markets - 4.7%
6,950	Affiliated Managers Group Inc. *	495,535
2,100	Bear Stearns Cos. Inc.	214,431
3,110	Legg Mason Inc.	317,687
23,500	Merrill Lynch & Co. Inc.	1,381,330
6,500	National Financial Partners Corp.	294,125

		2,703,108

Commercial Banks - 2.1%
6,900	East-West Bancorp Inc.	238,050
11,000	North Fork Bancorporation Inc.	301,290
7,300	Westamerica Bancorp.	399,675
3,800	Zions Bancorporation	271,624

		1,210,639

Consumer Finance - 0.4%
6,800	Nelnet Inc., Class A Shares *	258,060

Insurance - 4.1%
16,200	American International Group Inc.	975,240
373	Berkshire Hathaway Inc., Class B Shares *	1,037,686
10,500	Willis Group Holdings Ltd.	348,180

		2,361,106

Real Estate - 0.4%
2,600	Alexandria Real Estate Equities Inc.	209,170

Thrifts & Mortgage Finance - 0.3%
9,500	New York Community Bancorp Inc.	174,420

	TOTAL FINANCIALS	6,916,503

HEALTH CARE - 19.6%
Biotechnology - 3.9%
18,700	Amgen Inc. *	1,491,325
10,100	ImClone Systems Inc. *	350,470
8,200	Millennium Pharmaceuticals Inc. *	84,706
7,500	Serologicals Corp. *	172,500
10,400	Vertex Pharmaceuticals Inc. *	165,880

		2,264,881

Health Care Equipment & Supplies - 5.2%
10,900	Dade Behring Holdings Inc.	826,220
5,000	DENTSPLY International Inc.	278,750

See Notes to Schedule of Investments.

SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Health Care Equipment & Supplies (continued)
6,400	Fisher Scientific International Inc. *	$429,120
4,000	Gen-Probe Inc. *	176,360
12,400	Kyphon Inc. *	503,936
4,800	ResMed Inc. *	321,600
14,300	Thermo Electron Corp. *	426,998

		2,962,984

Health Care Providers & Services - 5.4%
8,000	Amedisys Inc. *	313,120
20,000	Centene Corp. *	586,000
5,300	Coventry Health Care Inc. *	374,869
9,000	DaVita Inc. *	425,160
12,500	Sierra Health Services Inc. *	843,000
24,200	VCA Antech Inc. *	574,508

		3,116,657

Pharmaceuticals - 5.1%
19,800	Johnson & Johnson	1,266,408
11,900	Medicis Pharmaceutical Corp., Class A Shares	403,648
6,800	MGI Pharma Inc. *	185,640
39,300	Pfizer Inc.	1,041,450

		2,897,146

	TOTAL HEALTH CARE	11,241,668

INDUSTRIALS - 5.9%
Aerospace & Defense - 0.8%
6,485	Alliant Techsystems Inc. *	473,405

Commercial Services & Supplies - 0.6%
15,300	Labor Ready Inc. *	362,763

Electrical Equipment - 0.8%
5,800	Roper Industries Inc.	445,150

Industrial Conglomerates - 1.9%
31,200	General Electric Co.	1,076,400

Machinery - 0.3%
2,700	Eaton Corp.	176,418

Road & Rail - 0.7%
19,900	Heartland Express Inc.	414,119

Trading Companies & Distributors - 0.8%
12,000	MSC Industrial Direct Co. Inc., Class A Shares	464,280

	TOTAL INDUSTRIALS	3,412,535

INFORMATION TECHNOLOGY - 21.5%
Communications Equipment - 3.6%
42,300	Cisco Systems Inc. *	810,045
60,000	Motorola Inc.	1,270,800

		2,080,845

Computers & Peripherals - 3.3%
26,600	Dell Inc. *	1,076,502
6,200	Diebold Inc.	308,016
14,900	SanDisk Corp. *	503,918

		1,888,436

Electronic Equipment & Instruments - 1.5%
7,200	Benchmark Electronics Inc. *	230,400
3,700	CDW Corp.	229,400
10,000	Trimble Navigation Ltd. *	389,600

		849,400

See Notes to Schedule of Investments.

SMITH BARNEY PREMIER SELECTIONS ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY (continued)
IT Services - 1.5%
17,800	Acxiom Corp.	$358,848
40,800	MPS Group Inc. *	483,888

		842,736

Semiconductors & Semiconductor Equipment - 7.2%
10,500	Cypress Semiconductor Corp. *	150,780
7,700	FormFactor Inc. *	201,278
38,400	Intel Corp.	1,042,176
20,000	MEMC Electronic Materials Inc. *	339,800
3,900	Microchip Technology Inc.	121,173
19,300	Microsemi Corp. *	412,055
6,200	Tessera Technologies Inc. *	217,744
52,600	Texas Instruments Inc.	1,670,576

		4,155,582

Software - 4.4%
11,600	Activision Inc. *	235,944
10,600	Amdocs Ltd. *	314,714
47,900	Microsoft Corp.	1,226,719
51,400	Quest Software Inc. *	732,450

		2,509,827

	TOTAL INFORMATION TECHNOLOGY	12,326,826

MATERIALS - 1.7%
Chemicals - 1.2%
6,000	Air Products & Chemicals Inc.	358,560
7,600	Cytec Industries Inc.	344,888

		703,448

Metals & Mining - 0.5%
10,000	Compass Minerals International Inc.	254,500

	TOTAL MATERIALS	957,948

UTILITIES - 1.2%
Multi-Utilities - 1.2%
8,400	KeySpan Corp.	341,796
7,900	SCANA Corp.	332,037

	TOTAL UTILITIES	673,833

	TOTAL INVESTMENTS - 101.0% (Cost - $48,130,719#)	57,960,846
	Liabilities in Excess of Other Assets - (1.0)%	(554,341)

	TOTAL NET ASSETS - 100.0%	$57,406,505

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND STRATEGY PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 89.5%
CONSUMER DISCRETIONARY - 4.8%
Hotels, Restaurants & Leisure - 0.8%
7,000	International Game Technology	$191,520
15,321	McDonald’s Corp.	477,556

		669,076

Household Durables - 0.2%
5,400	Newell Rubbermaid Inc.	134,298

Leisure Equipment & Products - 0.4%
13,900	Hasbro Inc.	304,966

Media - 1.9%
5,536	Gannett Co. Inc.	403,906
48,500	Pearson PLC	581,038
19,270	Regal Entertainment Group, Class A Shares	372,104
10,900	Time Warner Inc.	185,518

		1,542,566

Multiline Retail - 0.8%
11,164	Target Corp.	655,885

Specialty Retail - 0.7%
12,499	Home Depot Inc.	543,831

	TOTAL CONSUMER DISCRETIONARY	3,850,622

CONSUMER STAPLES - 9.1%
Beverages - 1.4%
9,500	Coca-Cola Co.	415,720
12,497	PepsiCo Inc.	681,461

		1,097,181

Food & Staples Retailing - 2.2%
47,472	Albertson’s Inc.	1,011,628
15,333	Wal-Mart Stores Inc.	756,684

		1,768,312

Food Products - 3.0%
9,250	Campbell Soup Co.	285,362
9,700	General Mills Inc.	459,780
11,529	H.J. Heinz Co.	424,037
7,004	Kraft Foods Inc., Class A Shares	213,972
6,900	Sara Lee Corp.	137,517
20,823	Unilever PLC, Sponsored ADR	812,722

		2,333,390

Household Products - 2.5%
20,706	Kimberly-Clark Corp.	1,320,215
12,500	Procter & Gamble Co.	695,375

		2,015,590

	TOTAL CONSUMER STAPLES	7,214,473

ENERGY - 7.7%
Oil, Gas & Consumable Fuels - 7.7%
30,401	BP PLC, Sponsored ADR	2,002,818
27,746	Chevron Corp.	1,609,545
42,542	Exxon Mobil Corp.	2,499,343

	TOTAL ENERGY	6,111,706

EXCHANGE TRADED FUND - 0.4%
11,000	Health Care Select Sector SPDR Fund	349,030

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND STRATEGY PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
FINANCIALS - 14.1%
Capital Markets - 2.5%
4,850	Goldman Sachs Group Inc.	$521,278
11,100	Merrill Lynch & Co. Inc.	652,458
9,763	UBS AG, Registered Shares	800,175

		1,973,911

Commercial Banks - 2.8%
8,300	Bank of America Corp.	361,880
11,100	U.S. Bancorp	333,666
24,273	Wells Fargo & Co.	1,488,906

		2,184,452

Consumer Finance - 1.0%
32,100	MBNA Corp.	807,636

Diversified Financial Services - 2.0%
45,541	JPMorgan Chase & Co.	1,600,311

Insurance - 2.2%
9,700	Assurant Inc.	358,415
15,721	Chubb Corp.	1,396,339

		1,754,754

Real Estate - 2.8%
6,000	Mills Corp.	390,360
27,200	Plum Creek Timber Co. Inc.	1,029,520
8,304	ProLogis	378,330
5,219	Simon Property Group Inc.	416,163

		2,214,373

Thrifts & Mortgage Finance - 0.8%
5,600	Golden West Financial Corp.	364,672
14,000	New York Community Bancorp Inc.	257,040

		621,712

	TOTAL FINANCIALS	11,157,149

HEALTH CARE - 15.2%
Health Care Equipment & Supplies - 0.5%
6,950	Medtronic Inc.	374,883

Health Care Providers & Services - 0.5%
5,600	Aetna Inc.	433,440

Pharmaceuticals - 14.2%
44,856	Abbott Laboratories	2,091,635
15,300	Eli Lilly & Co.	861,696
29,594	GlaxoSmithKline PLC, Sponsored ADR	1,403,939
39,550	Johnson & Johnson	2,529,618
8,700	Novartis AG, Sponsored ADR	423,777
60,257	Pfizer Inc.	1,596,811
51,605	Wyeth	2,360,929

		11,268,405

	TOTAL HEALTH CARE	12,076,728

INDUSTRIALS - 14.4%
Aerospace & Defense - 3.9%
42,082	Honeywell International Inc.	1,652,981
12,500	Raytheon Co.	491,625
19,500	United Technologies Corp.	988,650

		3,133,256

Air Freight & Logistics - 0.4%
4,200	United Parcel Service Inc., Class B Shares	306,474

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND STRATEGY PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
INDUSTRIALS (continued)
Building Products - 0.3%
6,900	Masco Corp.	$233,979

Commercial Services & Supplies - 2.0%
5,500	Avery Dennison Corp.	311,685
7,100	Pitney Bowes Inc.	316,518
9,250	R.R. Donnelley & Sons Co.	333,463
22,200	Waste Management Inc.	624,264

		1,585,930

Electrical Equipment - 2.8%
10,400	Cooper Industries Ltd., Class A Shares	671,632
23,310	Emerson Electric Co.	1,533,798

		2,205,430

Industrial Conglomerates - 5.0%
12,500	3M Co.	937,500
73,725	General Electric Co.	2,543,512
15,300	Tyco International Ltd.	466,191

		3,947,203

	TOTAL INDUSTRIALS	11,412,272

INFORMATION TECHNOLOGY - 5.0%
Computers & Peripherals - 1.0%
6,950	Hewlett-Packard Co.	171,109
6,930	International Business Machines Corp.	578,378

		749,487

IT Services - 1.0%
18,000	Automatic Data Processing Inc.	799,380

Semiconductors & Semiconductor Equipment - 0.5%
15,300	Intel Corp.	415,242

Software - 2.5%
76,821	Microsoft Corp.	1,967,386

	TOTAL INFORMATION TECHNOLOGY	3,931,495

MATERIALS - 9.8%
Chemicals - 6.3%
37,467	Dow Chemical Co.	1,796,543
42,600	E.I. du Pont de Nemours & Co.	1,818,168
42,600	Olin Corp.	781,710
9,780	PPG Industries Inc.	635,993

		5,032,414

Metals & Mining - 1.6%
43,744	Alcoa Inc.	1,227,019

Paper & Forest Products - 1.9%
5,550	International Paper Co.	175,380
19,188	Weyerhaeuser Co.	1,323,588

		1,498,968

	TOTAL MATERIALS	7,758,401

TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 5.4%
45,311	BellSouth Corp.	1,250,583
58,933	SBC Communications Inc.	1,440,912
46,913	Verizon Communications Inc.	1,605,832

	TOTAL TELECOMMUNICATION SERVICES	4,297,327

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND STRATEGY PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
UTILITIES - 3.6%
Electric Utilities - 1.1%
9,700	Cinergy Corp.	$428,255
10,000	FPL Group Inc.	431,200

		859,455

Gas Utilities - 0.9%
9,875	Equitable Resources Inc.	701,619

Multi-Utilities - 1.6%
8,300	Ameren Corp.	461,646
14,600	KeySpan Corp.	594,074
11,000	NiSource Inc.	267,190

		1,322,910

	TOTAL UTILITIES	2,883,984

	TOTAL COMMON STOCK
	(Cost - $66,297,327)	71,043,187

CONVERTIBLE PREFERRED STOCK - 1.6%
FINANCIALS - 0.6%
Diversified Financial Services - 0.6%
2,245	State Street Corp., 6.750% due 2/15/06 (a)	499,531

HEALTH CARE - 1.0%
Health Care Equipment & Supplies - 1.0%
13,698	Baxter International Inc., Equity Units, 7.000% due 2/16/06 (b)	771,471

	TOTAL CONVERTIBLE PREFERRED STOCK
	(Cost - $1,192,217)	1,271,002

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $67,489,544)	72,314,189

FACE AMOUNT
REPURCHASE AGREEMENTS - 9.9%
$1,000,000	Interest in $576,470,000 joint tri-party repurchase agreement dated 7/29/05 with Morgan Stanley, 3.300% due 8/1/05, 3.300% due 8/1/05, Proceeds at maturity - $1,000,275; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 6.250% due 6/28/07 to 7/7/25; Market value - $1,020,291)	1,000,000
419,000	Interest in $665,885,000 joint tri-party repurchase agreement dated 7/29/05 with Deutsche Bank Securities, Inc., 3.290% due 8/1/05, Proceeds at maturity - $419,115; (Fully collateralized by various U.S. government agency obligations 0.000% to 6.625% due 2/6/06 to 6/13/33; Market value - $427,381)	419,000
1,000,000	Interest in $666,706,000 joint tri-party repurchase agreement dated 7/29/05 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 3.290% due 8/1/05, Proceeds at maturity - $1,000,274; (Fully collateralized by U.S. Treasury Note, 3.500% due 11/15/09; Market value - $1,020,005)	1,000,000
1,000,000	Interest in $675,460,000 joint tri-party repurchase agreement dated 7/29/05 with Goldman, Sachs & Co., 3.300% due 8/1/05, Proceeds at maturity - $1,000,275; (Fully collateralized by various U.S. Treasury Obligations, 0.000% to 12.000% due 8/15/05 to 4/15/32; Market value - $1,020,002)	1,000,000
4,497,000	Interest in $775,979,000 joint tri-party repurchase agreement dated 7/29/05 with Banc of America Securities LLC, 3.290% due 8/1/05, Proceeds at maturity- $4,498,233; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% to 5.250% due 8/10/05 to 11/5/12; Market value- $4,586,945)	4,497,000

	TOTAL REPURCHASE AGREEMENTS
	(Cost - $7,916,000)	7,916,000

See Notes to Schedule of Investments.

SMITH BARNEY DIVIDEND STRATEGY PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

TOTAL INVESTMENTS - 101.0% (Cost - $75,405,544#)	80,230,189
Liabilities in Excess of Other Assets - (1.0)%	(824,407)

TOTAL NET ASSETS - 100.0%	$79,405,782

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	SPACES - Forward purchase contract unit-Each unit represents 1 pace (fixed share purchase contract and U.S. treasury strip) and 1 cover (variable-share repurchase contract). SPACES is a service mark of Goldman, Sachs & Co.

(b)	Each unit represents a separate contract to purchase common stock and senior notes.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
SPDR	— Standard & Poor’s Depositary Receipts

See Notes to Schedule of Investments.

SMITH BARNEY GROWTH AND INCOME PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 98.2%
CONSUMER DISCRETIONARY - 12.2%
Hotels, Restaurants & Leisure - 1.5%
2,600	Ctrip.com International Ltd., ADR (a)	$144,053
32,540	McDonald’s Corp.	1,014,272

		1,158,325

Household Durables - 1.0%
31,820	Newell Rubbermaid Inc. (a)	791,363

Media - 5.6%
31,540	Comcast Corp., Class A Shares *	969,224
6,173	Discovery Holding Co., Class A Shares *	88,089
19,100	EchoStar Communications Corp., Class A Shares *	548,552
61,734	Liberty Media Corp., Class A Shares *	542,642
66,320	News Corp., Class B Shares (a)	1,149,989
60,000	Time Warner Inc.	1,021,200

		4,319,696

Multiline Retail - 0.8%
10,800	J.C. Penney Co. Inc.	606,312

Specialty Retail - 3.3%
23,660	Best Buy Co. Inc.	1,812,356
34,000	Staples Inc.	774,180

		2,586,536

	TOTAL CONSUMER DISCRETIONARY	9,462,232

CONSUMER STAPLES - 9.3%
Beverages - 1.9%
27,010	PepsiCo Inc.	1,472,855

Food & Staples Retailing - 1.1%
6,680	Costco Wholesale Corp.	307,080
11,400	Wal-Mart Stores Inc.	562,590

		869,670

Food Products - 3.7%
30,460	Kellogg Co.	1,380,143
15,800	McCormick & Co. Inc., Non Voting Shares	549,524
46,400	Sara Lee Corp.	924,752

		2,854,419

Household Products - 2.6%
14,270	Kimberly-Clark Corp.	909,855
20,840	Procter & Gamble Co.	1,159,329

		2,069,184

	TOTAL CONSUMER STAPLES	7,266,128

ENERGY - 8.2%
Energy Equipment & Services - 1.6%
13,140	ENSCO International Inc.	530,593
15,660	GlobalSantaFe Corp.	704,543

		1,235,136

Oil, Gas & Consumable Fuels - 6.6%
33,120	Exxon Mobil Corp.	1,945,800
25,900	Nexen Inc.	963,480
9,700	Suncor Energy Inc.	474,330
13,990	Total SA, Sponsored ADR (a)	1,748,750

		5,132,360

	TOTAL ENERGY	6,367,496

See Notes to Schedule of Investments.

SMITH BARNEY GROWTH AND INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
FINANCIALS - 19.9%
Capital Markets - 3.6%
9,310	Goldman Sachs Group Inc.	$1,000,639
5,500	Legg Mason Inc.	561,825
20,420	Merrill Lynch & Co. Inc.	1,200,287

		2,762,751

Commercial Banks - 6.8%
43,436	Bank of America Corp.	1,893,809
12,710	Comerica Inc.	776,581
16,060	Wachovia Corp.	809,103
28,940	Wells Fargo & Co.	1,775,180

		5,254,673

Consumer Finance - 2.5%
17,960	American Express Co.	987,800
11,800	Capital One Financial Corp.	973,500

		1,961,300

Diversified Financial Services - 1.7%
38,548	JPMorgan Chase & Co.	1,354,577

Insurance - 3.9%
12,600	AFLAC Inc.	568,260
18,010	American International Group Inc.	1,084,202
8	Berkshire Hathaway Inc., Class A Shares (a)*	668,000
8,280	Chubb Corp.	735,430

		3,055,892

Thrifts & Mortgage Finance - 1.4%
10,650	Freddie Mac	673,932
6,800	Golden West Financial Corp.	442,816

		1,116,748

	TOTAL FINANCIALS	15,505,941

HEALTH CARE - 12.1%
Biotechnology - 2.0%
15,010	Amgen Inc. *	1,197,048
8,650	OSI Pharmaceuticals Inc. (a)*	357,245

		1,554,293

Health Care Equipment & Supplies - 2.4%
12,610	Fisher Scientific International Inc. *	845,500
6,000	Guidant Corp.	412,800
7,400	Zimmer Holdings Inc. *	609,464

		1,867,764

Health Care Providers & Services - 3.0%
17,400	Coventry Health Care Inc. *	1,230,702
15,200	WellPoint Inc. *	1,075,248

		2,305,950

Pharmaceuticals - 4.7%
21,300	Pfizer Inc.	564,450
30,600	Sanofi-Aventis, ADR	1,324,980
12,900	Sepracor Inc. (a)*	675,315
35,680	Teva Pharmaceutical Industries Ltd., Sponsored ADR	1,120,352

		3,685,097

	TOTAL HEALTH CARE	9,413,104

INDUSTRIALS - 11.4%
Aerospace & Defense - 4.3%
32,820	Boeing Co.	2,166,448

See Notes to Schedule of Investments.

SMITH BARNEY GROWTH AND INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
Aerospace & Defense (continued)
29,170	Raytheon Co.	$1,147,256

		3,313,704

Building Products - 1.2%
21,060	American Standard Cos. Inc.	932,537

Commercial Services & Supplies - 0.9%
13,030	Avery Dennison Corp.	738,410

Industrial Conglomerates - 5.0%
90,600	General Electric Co.	3,125,700
9,800	Textron Inc.	726,866

		3,852,566

	TOTAL INDUSTRIALS	8,837,217

INFORMATION TECHNOLOGY - 18.2%
Communications Equipment - 3.3%
56,150	ADC Telecommunications Inc. (a)*	1,467,761
56,190	Cisco Systems Inc. *	1,076,038

		2,543,799

Computers & Peripherals - 3.0%
28,830	Dell Inc. *	1,166,750
13,830	International Business Machines Corp.	1,154,252

		2,321,002

Electronic Equipment & Instruments - 0.3%
11,500	Dolby Laboratories Inc., Class A Shares *	218,845

Internet Software & Services - 1.1%
6,500	SINA Corp. (a)*	180,765
20,400	Yahoo! Inc. *	680,136

		860,901

IT Services - 1.0%
22,000	Paychex Inc.	768,020

Semiconductors & Semiconductor Equipment - 4.7%
33,700	Applied Materials Inc.	622,102
33,100	ASML Holding NV, NY Registered Shares *	582,560
49,090	Intel Corp.	1,332,303
26,700	Maxim Integrated Products Inc.	1,117,929

		3,654,894

Software - 4.8%
14,100	Cognos Inc. *	551,592
14,000	Electronic Arts Inc. *	806,400
94,120	Microsoft Corp.	2,410,413

		3,768,405

	TOTAL INFORMATION TECHNOLOGY	14,135,866

MATERIALS - 3.3%
Chemicals - 1.3%
9,000	Air Products & Chemicals Inc.	537,840
11,000	E.I. du Pont de Nemours & Co.	469,480

		1,007,320

Metals & Mining - 2.0%
64,490	Barrick Gold Corp. (a)	1,580,005

	TOTAL MATERIALS	2,587,325

TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.6%
45,900	Sprint Corp.	1,234,710

See Notes to Schedule of Investments.

SMITH BARNEY GROWTH AND INCOME PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

SHARES	SECURITY	VALUE
TELECOMMUNICATION SERVICES (continued)
Wireless Telecommunication Services - 0.8%
19,100	Nextel Communications Inc., Class A Shares *	$664,680

	TOTAL TELECOMMUNICATION SERVICES	1,899,390

UTILITIES - 1.2%
Multi-Utilities - 1.2%
21,000	Sempra Energy	892,500

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS
	(Cost - $64,923,290)	76,367,199

FACE AMOUNT
SHORT-TERM INVESTMENTS - 14.1%
Repurchase Agreement - 2.9%
$2,255,000

Interest in $675,460,000 joint tri-party repurchase agreement dated 7/29/05 with Goldman, Sachs & Co., 3.300% due 8/1/05, Proceeds at maturity - $2,255,620; (Fully collateralized by various U.S. Treasury Obligations, 0.000% to 12.000% due 8/15/05 to 4/15/32; Market value - $2,300,105)

	(Cost - $2,255,000)	2,255,000

SHARES
Securities Purchased from Securities Lending Collateral - 11.2%
8,718,768	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost - $8,718,768)	8,718,768

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $10,973,768)	10,973,768

	TOTAL INVESTMENTS - 112.3% (Cost - $75,897,058#)	87,340,967
	Liabilities in Excess of Other Assets - (12.3)%	(9,570,531)

	TOTAL NET ASSETS - 100.0%	$77,770,436

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	All or a portion of security is on loan.

Abbreviation used in this schedule:

ADR — American Depositary Receipt

See Notes to Schedule of Investments.

SB GOVERNMENT PORTFOLIO

Schedule of Investments (unaudited)	July 31, 2005

FACE AMOUNT	SECURITY	VALUE
MORTGAGE-BACKED SECURITIES - 50.4%
FHLMC - 3.8%
	Federal Home Loan Mortgage Corp. (FHLMC), Gold:
$346,380	6.500% due 9/1/31	$358,913
161,814	6.000% due 12/1/31	165,503
354,719	5.000% due 8/1/33	350,059
2,600,000	5.000% due 8/1/35 (a)(b)	2,559,375
1,600,000	6.000% due 8/1/35 (a)(b)	1,634,499

	TOTAL FHLMC	5,068,349

FNMA - 41.4%
	Federal National Mortgage Association (FNMA):
2,176,918	6.000% due 8/1/16-1/1/33	2,226,296
26,500,000	5.500% due 8/1/20-8/1/35 (a)(b)	26,655,768
1,000,000	6.000% due 8/1/20 (a)(b)	1,032,812
156,823	6.500% due 4/1/29-5/1/32	162,509
139,701	7.000% due 11/1/31	147,100
208,702	7.500% due 3/1/32-5/1/32	222,514
2,400,000	4.500% due 8/1/35 (a)(b)	2,301,749
15,000,000	5.000% due 8/1/35 (a)(b)	14,775,000
7,000,000	6.500% due 8/1/35 (a)(b)	7,242,816

	TOTAL FNMA	54,766,564

GNMA - 5.2%
	Government National Mortgage Association (GNMA):
66,183	6.500% due 6/15/31	69,217
84,132	7.000% due 9/15/31	88,916
6,472,075	6.000% due 3/15/33 (c)	6,659,753

	TOTAL GNMA	6,817,886

	TOTAL MORTGAGE-BACKED SECURITIES
	(Cost - $66,822,442)	66,652,799

COLLATERALIZED MORTGAGE OBLIGATIONS - 1.2%
	Federal Home Loan Mortgage Corp. (FHLMC):
121,832	Series 2525, Class AM, 4.500% due 4/15/32	114,965
4,039,512	Series 2686, Class QI, IO, 5.500% due 1/15/23	235,267
1,172,405	Series 2780, Class SL PAC, 6.000% due 4/15/34	1,188,883

	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost - $1,459,690)	1,539,115

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 45.0%
U.S. Government Agencies - 2.6%
700,000	Federal Home Loan Bank (FHLB), Series K805, 6.500% due 11/15/05	704,919
	Federal National Mortgage Association (FNMA):
1,700,000	5.250% due 1/15/09	1,751,734
1,000,000	4.651% due 2/17/09 (d)	985,550

	Total U.S. Government Agencies	3,442,203

U.S. Government Obligations - 42.4%
	U.S. Treasury Bonds:
300,000	7.250% due 5/15/16	373,922
200,000	9.000% due 11/15/18 (c)	290,289
700,000	7.625% due 2/15/25	976,063
8,000,000	5.375% due 2/15/31	9,093,128
	U.S. Treasury Notes:
1,500,000	3.125% due 5/15/07	1,478,087
7,700,000	3.500% due 5/31/07 (c)	7,633,233

See Notes to Schedule of Investments.

SB GOVERNMENT PORTFOLIO

Schedule of Investments (unaudited) (continued)	July 31, 2005

FACE AMOUNT	SECURITY	VALUE
U.S. Government Obligations (continued)
$10,000,000	3.000% due 2/15/08 (c)	$9,753,520
7,500,000	3.375% due 10/15/09	7,279,395
5,000,000	4.000% due 4/15/10 (c)	4,967,970
6,300,000	4.250% due 8/15/13 (c)	6,309,847
8,000,000	4.000% due 2/15/15	7,819,064

	Total U.S. Government Obligations	55,974,518

	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $59,957,673)	59,416,721

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $128,239,805)	127,608,635

SHORT-TERM INVESTMENTS - 45.5%
U.S. Government Agencies - 37.8%
25,000,000	Federal Farm Credit Bank (FFCB), Discount Notes, 3.150% due 8/10/05	24,980,313
25,000,000	Federal Home Loan Bank (FHLB), Discount Notes, 3.180% due 8/10/05	24,980,125

	Total U.S. Government Agencies (Cost - $49,960,438)	49,960,438

Repurchase Agreement - 7.7%
10,249,000

Interest in $83,172,000 joint tri-party repurchase agreement dated 7/29/05 with Banc of America Securities LLC, 3.260% due 8/1/05, Proceeds at maturity- $10,251,784; (Fully collateralized by various U.S. Treasury Bond, 7.875% due 2/15/21; Market value- $10,454,000)

	(Cost - $10,249,000)	10,249,000

	TOTAL SHORT-TERM INVESTMENTS
	(Cost - $60,209,438)	60,209,438

	TOTAL INVESTMENTS - 142.1% (Cost - $188,449,243#)	187,818,073
	Liabilities in Excess of Other Assets - (42.1)%	(55,670,786)

	TOTAL NET ASSETS - 100.0%	$132,147,287

#	Aggregate cost for federal income tax purposes is substantially the same.

(a)	This security is traded on a “to-be-announced” basis.

(b)	All or a portion of this security is acquired under mortgage dollar roll agreement.

(c)	Security is segregated and/or held as collateral for mortgage dollar rolls, TBA’s and/or open future contracts commitments.

(d)	Variable rate securities. Coupon rates disclosed are those which are in effect at July 31, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.

Abbreviations used in this schedule:

FFCB	— Federal Farm Credit Bank
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
IO	— Interest Only
PAC	— Planned Amortization Cost

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Smith Barney Premier Selections All Cap Growth Portfolio, Smith Barney Dividend Strategy Portfolio, Smith Barney Growth and Income Portfolio and SB Government Portfolio (“Funds”) are separate diversified investment funds of Smith Barney Investment Series (“Trust”). The Trust a Massachusetts business trust, is registered under the Investment Company Act of 1940 (“1940 Act’), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Financial Futures Contracts. Certain Funds may enter into financial futures contracts typically to the extent permitted by its investment policies and objectives. Upon entering into a financial futures contract, the Funds are required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Funds recognize an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Funds’ basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Funds could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Lending of Portfolio Securities. Certain Funds have an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(e) Mortgage Dollar Rolls. Certain Funds may enter into dollar rolls in which the Funds sell mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Funds forgo principal and interest paid on the securities. The Funds are compensated by a fee paid by the counterparty, often in the form of a drop in the repurchase price of the securities. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security.

The risk of entering into a mortgage dollar roll is that the market value of the securities the Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Funds’ use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Funds’ obligation to repurchase the securities.

(f) Securities Traded on a To-Be-Announced Basis. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Funds commit to purchasing or selling securities, which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Funds, normally 15 to 45 days later. Beginning on the date the Funds enter into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(g) Stripped Securities. Certain Funds invest in “Stripped Securities,” a term used collectively for stripped fixed income securities. Stripped securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. Stripped Securities do not make periodic payments of interest prior to maturity. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Funds may not fully recoup its initial investment in IO’s.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At July 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Appreciation	Depreciation	Net Unrealized Appreciation (Depreciation)
Smith Barney Premier Selections All Cap Growth Portfolio	$11,300,800	$(1,470,673)	$9,830,127
Smith Barney Dividend Strategy Portfolio	6,141,491	(1,316,846)	4,824,645
Smith Barney Growth and Income Portfolio	12,592,798	(1,148,889)	11,443,909
SB Government Portfolio	668,314	(1,299,484)	(631,170)

At July 31, 2005, SB Government Portfolio had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Gain (Loss)
Contracts to Buy:
U.S. Treasury 10 Year Notes	137	9/05	$15,533,973	$15,204,860	$(329,113)

Contracts to Sell:
U.S. Treasury 2 Year Notes	158	9/05	32,837,379	32,624,531	212,848
U.S. Treasury 5 Year Notes	68	9/05	7,365,392	7,289,813	75,579

					288,427

Net Unrealized Loss on Open Futures Contracts					$(40,686)

At July 31, 2005, Smith Barney Growth and Income Portfolio loaned securities having a market value of $8,478,032. The Fund received cash collateral amounting to $8,718,768 which was invested into the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

The average monthly balance of mortgage dollar rolls outstanding for the SB Government Portfolio during the period ended July 31, 2005 was approximately $56,781,322. At July 31, 2005, SB Government Portfolio had outstanding mortgage dollar rolls with a total cost of $56,267,352. Counterparties with mortgage dollar rolls outstanding in excess of 10% of total net assets for SB Government Portfolio at July 31, 2005 included Merrill Lynch ($14,875,521).

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Investment Series

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	September 29, 2005

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date:	September 29, 2005